NON-FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Non-financial Assets And Liabilities
Schedule of changes in property, plant and equipment

	Original values
Type of good	At the beginning	Increases (1)	Increases for incorporation	Transfers	Decreases	(Impairment) / Recovery	At the end

Lands	14	-	-	-	-	(3)	11
Buildings	204	-	-	2	-	(28)	178
Vehicles	11	1	-	-	(1)	(1)	10
Furniture and fixtures, tools and software and communication equipment	44	4	-	10	(3)	(1)	54
Thermal generation plants	1,091	-	-	117	-	80	1,288
Renewable generation plants	686	1	-	24	-	-	711
Petrochemical plants	42	5	-	5	-	(52)	-
Mining property, wells and drilling equipment	1,962	14	-	594	(14)	(2)	2,554
Drilling and work in progress	335	1,059	-	(752)	(2)	(9)	631
Other goods	1	-	-	-	-	-	1
Total at 12.31.2025	4,390	1,084	-	-	(20)	(16)	5,438
Total at 12.31.2024	4,169	472	3	-	(99)	(155)	4,390

(1)	Includes US$ 6 million and US$ 8 million capitalized in property, plant and equipment for the years ended December 31, 2025 and 2024, respectively.
	Depreciation					Net book values
Type of good	At the beginning	Decreases	For the year (1)	Impairment (Recovery)	At the end	At 12.31.2025	At 12.31.2024

Lands	-	-	-	-	-	11	14
Buildings	(95)	-	(8)	24	(79)	99	109
Vehicles	(8)	1	(2)	1	(8)	2	3
Furniture and fixtures, tools and software and communication equipment	(37)	3	(6)	1	(39)	15	7
Thermal generation plants	(544)	-	(67)	(24)	(635)	653	547
Renewable generation plants	(78)	-	(35)	-	(113)	598	608
Petrochemical plants	(24)	-	(5)	29	-	-	18
Mining property, wells and drilling equipment	(996)	5	(270)	1	(1,260)	1,294	966
Drilling and work in progress	-	-	-	-	-	631	335
Other goods	(1)	-	-	-	(1)	-	-
Total at 12.31.2025	(1,783)	9	(393)	32	(2,135)	3,303
Total at 12.31.2024	(1,625)	57	(336)	121	(1,783)		2,607

(1)	As of December 31, 2025, segment’s composition is as follows: Oil and gas US$ 276 million, Generation US$ 111 million; and Petrochemicals US$ 6 million.

Schedule of intangible assets

	Original values
Type of good	At the beginning	Increases	Decreases	Impairment	At the end

Concession agreements	2	-	-	-	2
Goodwill (1)	35	-	-	-	35
Intangible identified in acquisitions of companies	71	-	-	-	71
Digital assets	3	3	(4)	(1)	1
Total at 12.31.2025	111	3	(4)	(1)	109
Total at 12.31.2024	108	3	-	-	111

	Amortization
Type of good	At the beginning	For the year	At the end

Concession agreements	(2)	-	(2)
Intangible identified in acquisitions of companies	(14)	(4)	(18)
Total at 12.31.2025	(16)	(4)	(20)
Total at 12.31.2024	(12)	(4)	(16)

	Net book values
Type of good	At 12.31.2025	At 12.31.2024

Goodwill (1)	35	35
Intangible identified in acquisitions of companies	53	57
Digital assets	1	3
Total at 12.31.2025	89
Total at 12.31.2024		95

(1) Assigned to oil and gas segment.

Schedule of deferred tax assets and liabilities

	12.31.2024	Profit (Loss)	Other comprehensive income	12.31.2025
Tax loss carryforwards	9	(7)	-	2
Property, plant and equipment	210	(115)	-	95
Trade and other receivables	1	(1)	-	-
Provisions and other non-deductible liabilities	62	(7)	-	55
Other assets	1	3	-	4
Deferred tax asset	283	(127)	-	156
Property, plant and equipment, intangible assets, right of use assets and inventories	(98)	(17)	-	(115)
Investments in companies	(9)	(1)	-	(10)
Financial assets at fair value through profit and loss	(4)	(16)	(16)	(36)
Trade and other receivables	(6)	4	-	(2)
Provisions and other non-deductible liabilities	-	(6)	-	(6)
Tax inflation adjustment	(58)	58	-	-
Deferred tax liability	(175)	22	(16)	(169)

	12.31.2023	Profit (Loss)	12.31.2024
Tax loss carryforwards	144	(135)	9
Property, plant and equipment	-	210	210
Trade and other receivables	1	-	1
Provisions and other non-deductible liabilities	58	4	62
Other assets	-	1	1
Deferred tax asset	203	80	283
Property, plant and equipment, intangible assets and inventories	(301)	203	(98)
Investments in companies	(7)	(2)	(9)
Financial assets at fair value through profit and loss	(18)	14	(4)
Trade and other receivables	(10)	4	(6)
Tax inflation adjustment	(163)	105	(58)
Other assets	(1)	1	-
Deferred tax liability	(500)	325	(175)

Schedule of deferred tax asset liability

	12.31.2025	12.31.2024
Deferred tax asset, net	43	157
Deferred tax liability, net	(56)	(49)
Deferred tax (liability) asset	(13)	108

Schedule of inventories

	12.31.2025	12.31.2024
Current
Materials and spare parts	158	160
Advances to suppliers	9	6
In process and finished products	64	57
Total (1)	231	223

(1)	It includes impairment loss as a result of the performed recoverability assessment for US$ 0.36 million and US$ 0.04 million for the years ended December 31, 2025 and 2024, according with the policy described in Note 4.11.

Schedule of provisions

	12.31.2025	12.31.2024
Non-Current
Contingencies	53	95
Asset retirement obligation and wind turbines decommisioning	29	25
Environmental remediation	18	17
Total Non-Current	100	137

Current
Asset retirement obligation and wind turbines decommisioning	5	5
Environmental remediation	4	1
Other provisions	4	4
Total Current	13	10

Schedule of evolution of provisions

	12.31.2025
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation
At the beginning of the year	95	30	18
Increases	13	18	5
Utilization	(2)	(1)	-
Decrease due to sale of equity interests in areas	-	(11)	-
Foreign currency exchange difference	(7)	-	-
Decreases	(46)	(2)	(1)
At the end of the year	53	34	22

	12.31.2024
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation
At the beginning of the year	109	29	17
Increases	41	8	2
Utilization	(1)	-	-
Foreign currency exchange difference	(4)	-	-
Decrease due to sale of equity interests in areas	-	(1)	-
Decreases	(50)	(6)	(1)
At the end of the year	95	30	18

	12.31.2023
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	107	27	17
Increases	15	6	3
Utilization	(4)	-	(1)
Foreign currency exchange difference	(9)	-	-
Decreases	-	(4)	(2)
At the end of the year	109	29	17

Schedule of income tax and minimum notional income tax liability

	12.31.2025	12.31.2024
Non-current
Income tax	22	69
Minimum notional income tax	4	6
Total non-current	26	75

Current
Income tax, net of witholdings and advances	83	257
Total current	83	257

Schedule of tax liabilities

	12.31.2025	12.31.2024
Non-current
Payment plans	212	-
Total non-current	212	-

Current
Value added tax	2	3
Personal assets tax provision	11	10
Tax withholdings to be deposited	11	8
Payment plans	14	-
Royalties	12	6
Other	6	3
Total current	56	30

Schedule of benefit plans information

	12.31.2025
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	41	(4)	37
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	12	(2)	10
Benefit payments	(3)	-	(3)
(Gains) Losses on exchange difference	(14)	1	(13)
At the end of the year	37	(5)	32

	12.31.2024
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	23	(4)	19
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	32	(6)	26
Items classified in Other comprehensive income
Actuarial (gains) losses	(4)	4	-
Benefit payments	(3)	-	(3)
(Gains) Losses on exchange difference	(8)	2	(6)
At the end of the year	41	(4)	37

	12.31.2023
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	38	(4)	34
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	29	(4)	25
Items classified in Other comprehensive income
Actuarial losses (gains)	7	(2)	5
Benefit payments	(3)	-	(3)
(Gains) Losses on exchange difference	(49)	6	(43)
At the end of the year	23	(4)	19

Schedule of estimated expected benefits payments

12.31.2025
Less than one year	6
One to two years	3
Two to three years	3
Three to four years	4
Four to five years	3
Six to ten years	14

Schedule of significant actuarial assumptions

	12.31.2025	12.31.2024	12.31.2023
Real discount rate	5%	5%	5%
Real wage increase rate	1%	1%	1%
Inflation rate	16%	29%	156%

Schedule of sensitivity analysis effect of a variation

12.31.2025
Discount rate: 4%
Obligation	40
Variation	3
8%

Discount rate: 6%
Obligation	34
Variation	(3)
(7%)

Real wage increase rate: 0%
Obligation	36
Variation	(1)
(3%)

Real wage increase rate: 2%
Obligation	38
Variation	1
4%

Schedule of salaries and social security payable

	12.31.2025	12.31.2024
Current
Salaries and social security contributions	5	6
Provision for vacations	8	9
Provision for gratifications and annual bonus for efficiency	23	24
Total current	36	39